Employees and Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2023
Employees and Personnel Costs
Schedule of Average Number of Employees

	Year Ended December 31,
	2023		2022		2021
	Number	% of Male	Number	% of Male	Number	% of Male
	of Empl.	Empl.	of Empl.	Empl.	of Empl.	Empl.
Parent Company
Sweden	58	38%	45	33%	29	40%
	58	38%	45	33%	29	40%

Subsidiaries
France	3	—	2	0%	3	26%
Switzerland	8	38%	6	53%	6	47%
United States	112	46%	33	52%	18	62%
	123	44%	41	51%	27	55%

Total for the Group	181	42%	86	41%	56	47%

Schedule of Wages and Salaries

	Year Ended December 31,
Wages and Salaries	2023	2022	2021
Parent Company
Board and Executive Management1)	39,436	33,471	27,792
Other employees	76,055	52,126	33,370

Subsidiaries
Board and Executive Management	14,783	14,493	4,983
Other employees	315,885	90,055	57,452
Total	446,159	190,145	123,597

1) Executive Management includes the Board, CEO and other executive management.

Schedule of Social Security Costs and Pension Costs

	Year Ended December 31,
Social Security Costs and Pension Costs	2023	2022	2021
Parent Company
Pension costs for the Board and Executive Management	3,035	2,167	1,785
Pension costs to other employees	9,343	6,582	4,084
Social security costs	37,634	17,393	17,088

Subsidiaries
Pension costs for the Board and Executive Management	229	616	167
Pension costs to other employees	7,693	2,647	928
Social security costs	27,346	6,484	8,596
Total	85,280	35,889	32,648

Schedule of Gender Distribution Among the Board and Senior Executives

	Year Ended December 31,
	2023	2022	2021
Percentage of women on the Board	50%	67%	60%
Percentage of men on the Board	50%	33%	40%
Percentage of women among other executive management	29%	38%	33%
Percentage of men among other executive management	71%	62%	67%

Schedule of Disclosures Regarding Total Remuneration of The Board and Senior Executives

	Year Ended December 31, 2023
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	1,020	—	—	—	718	1,738

Board members
Elisabeth Björk	383	—	—	—	204	586
Frederick Driscoll (from Jun, 23)	303	—	—	—	84	387
Hilde Furberg	458	—	—	—	273	731
Molly Henderson (until May, 23)	295	—	—	—	21	316
Diane Parks	522	—	—	—	273	796
Henrik Stenqvist	558	—	—	—	204	761

Senior executives
CEO, Renée Aguiar-Lucander	6,725	1,817	3,177	—	6,648	18,367

Other executive management (6 people)	18,737	1,446	5,731	—	8,030	33,945
of which relates to subsidiaries	8,689	229	3,768	—	2,470	15,156
Total	29,000	3,264	8,908	—	16,455	57,626

	Year Ended December 31, 2022
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	975	—	—	—	647	1,622

Board members
Elisabeth Björk (from May, 2022)	188	—	—	—	74	261
Hilde Furberg	413	—	—	—	239	651
Lennart Hansson (until May, 2022)	200	—	—	—	33	233
Molly Henderson	590	—	—	—	227	817
Diane Parks	490	—	—	—	239	729
Henrik Stenqvist (from May, 2022)	275	—	—	—	74	349

Senior executives
CEO, Renée Aguiar-Lucander	5,938	760	2,293	—	4,056	13,048

Other executive management (7 people)	17,784	2,023	5,146	—	8,083	33,037
of which relates to subsidiaries	7,516	616	3,152	—	3,824	15,109
Total	26,853	2,783	7,440	—	13,671	50,747

	Year Ended December 31, 2021
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	898	—	—	—	465	1,363

Board members
Hilde Furberg	336	—	—	—	162	498
Lennart Hansson	360	—	—	—	162	522
Molly Henderson	539	—	—	—	124	663
Diane Parks	421	—	—	—	162	583

Senior executives
CEO, Renée Aguiar-Lucander	4,860	760	1,840	—	3,270	10,730

Other executive management (5 people)	11,279	1,193	2,335	—	5,561	20,368
of which relates to subsidiaries	2,775	167	694	—	1,515	5,151
Total	18,693	1,953	4,175	—	9,906	34,727